Auditor's remuneration and Research and development expenditures (Tables)	12 Months Ended
Dec. 31, 2022
Auditor's remuneration and Research and development expenditures [Abstract]
Auditor's remuneration [text block]
Auditor's remuneration
Full year
(in USD million, excluding VAT) 2022 2021 2020
Audit fee 11.4 14.4 10.7
Audit related fee

1.8 1.1 1.0
Tax fee - - -
Other service fee

- - -
Total remuneration 13.2 15.5 11.7